Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 1,132
Less: accumulated depreciation		50
Total property and equipment - net	$ 1,705	1,082	$ 0
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		568
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 564